Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues
Agency	3,780,217	3,143,873	3,335,397	479,100
Claims Adjusting	308,256	327,390	370,606	53,234
Total net revenues	4,088,473	3,471,263	3,706,003	532,334
Operating costs and expenses
Agency	(3,408,499)	(2,614,593)	(2,797,651)	(401,857)
Claims Adjusting	(308,321)	(316,899)	(361,474)	(51,923)
Other	(98,517)	(114,028)	(77,515)	(11,134)
Total operating costs and expenses	(3,815,337)	(3,045,520)	(3,236,640)	(464,914)
Income (loss) from operations
Agency	371,718	529,280	537,746	77,243
Claims Adjusting	(65)	10,491	9,132	1,311
Other	(98,517)	(114,028)	(77,515)	(11,134)
Income (loss) from operations	273,136	425,743	469,363	67,420

Schedule of segment assets
	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Segment assets
Agency	816,596	1,133,121	162,763
Claims Adjusting	266,077	276,885	39,772
Other	2,783,938	2,030,837	291,711
Total assets	3,866,611	3,440,843	494,246